Basis of preparation - Schedule of changes to the statement of financial position (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment	€ 7,674	€ 9,464
Non-current Assets	36,801	40,534
Total assets	108,102	92,011
Retained earnings and other reserves	(114,120)	(107,705)
Equity	32,806	29,093	€ 63,051	€ 65,777
Lease liabilities	14,540	15,394
Non-current liabilities	46,598	23,501
Lease liabilities	2,953	3,330
Current liabilities	€ 28,698	39,417
Total Liabilities		62,918
Previously Reported
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment		8,147
Non-current Assets		39,217
Total assets		90,694
Retained earnings and other reserves		(109,295)
Equity		27,503
Lease liabilities		15,588
Non-current liabilities		23,695
Lease liabilities		3,409
Current liabilities		39,496
Total Liabilities		63,191
Change
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment		1,317
Non-current Assets		1,317
Total assets		1,317
Retained earnings and other reserves		1,590
Equity		1,590
Lease liabilities		(194)
Non-current liabilities		(194)
Lease liabilities		(79)
Current liabilities		(79)
Total Liabilities		€ (273)